Segment Reporting - Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Intangible assets
Goodwill	$ 1.8	$ 1.8	$ 1.8
Other intangible assets	2.2	1.8	1.1
Total intangible assets	4.0	3.6	3.6
Tangible fixed assets
Land and buildings	4.1	5.5	5.3
Vessels and capitalized dry-docking	2,528.7	2,070.2	2,149.4
Prepayments on vessels	0.0	86.0	4.4	$ 0.0
Other non-current assets under construction	3.9	4.2	0.0
Other plant and operating equipment	3.5	4.4	4.8
Total tangible fixed assets	2,540.2	2,170.3	2,163.9
Financial assets
Investments in joint ventures	0.1	0.1	0.0
Loan receivables	4.5	4.5	4.6
Deferred tax asset	0.3	0.4	0.3
Other investments	0.5	0.0	0.0
Total financial assets	5.4	5.0	4.9
Total non-current assets	2,549.6	2,178.9	2,172.4
Inventories	69.4	61.7	66.9
Trade receivables	244.1	211.0	226.3
Other receivables	45.4	60.5	102.8
Prepayments	12.2	15.2	12.4
Cash and cash equivalents incl. restricted cash	532.4	295.6	269.0
Current assets excl. assets held-for-sale	903.5	644.0	677.4
Assets held-for-sale	12.4	47.2	10.8
Total current assets	915.9	691.2	688.2
TOTAL ASSETS	3,465.5	2,870.1	2,860.6
EQUITY AND LIABILITIES
Total equity	2,043.7	1,666.1	1,566.3	$ 1,503.7
Liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liability	2.4	3.6	4.6
Borrowings	1,083.0	886.9	856.2
Other non-current liabilities	3.5	3.0	2.9
Total non-current liabilities	1,134.1	938.7	908.9
Borrowings	175.0	172.7	297.5
Trade payables	47.4	43.0	38.5
Current tax liabilities	1.5	0.6	1.3
Other liabilities	57.1	45.2	40.5
Provisions	0.6	0.6	6.8
Deferred income	6.1	3.2	0.8
Total current liabilities	287.7	265.3	385.4
Total liabilities	1,421.8	1,204.0	1,294.3
TOTAL EQUITY AND LIABILITIES	3,465.5	2,870.1	2,860.6
Tanker segment
Intangible assets
Other intangible assets	1.1	0.9	0.7
Total intangible assets	1.1	0.9	0.7
Tangible fixed assets
Land and buildings	3.8	4.9	4.5
Vessels and capitalized dry-docking	2,545.7	2,081.7	2,160.1
Prepayments on vessels		86.0
Other plant and operating equipment	2.7	3.3	3.5
Total tangible fixed assets	2,552.2	2,175.9	2,168.1
Financial assets
Investments in joint ventures	0.1	0.1
Loan receivables	4.5	4.5	4.6
Deferred tax asset	0.3	0.4	0.3
Other investments	0.5
Total financial assets	5.4	5.0	4.9
Total non-current assets	2,558.7	2,181.8	2,173.7
Inventories	64.9	58.0	61.1
Trade receivables	240.7	206.2	221.3
Other receivables	40.3	58.8	100.6
Prepayments	11.8	10.7	10.1
Cash and cash equivalents incl. restricted cash	524.2	290.7	264.9
Current assets excl. assets held-for-sale	881.9	624.4	658.0
Assets held-for-sale	12.4	47.2	10.8
Total current assets	894.3	671.6	668.8
TOTAL ASSETS	3,453.0	2,853.4	2,842.5
EQUITY AND LIABILITIES
Total equity	2,041.0	1,661.3	1,561.7
Liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liability	2.2	3.3	4.3
Borrowings	1,081.5	884.0	852.6
Other non-current liabilities	3.0	2.2	2.4
Total non-current liabilities	1,131.9	934.7	904.5
Borrowings	172.2	169.7	293.4
Trade payables	45.2	39.6	35.7
Current tax liabilities	1.1		1.3
Other liabilities	56.6	44.8	39.4
Provisions			6.5
Deferred income	5.0	2.7
Total current liabilities	280.1	257.4	376.3
Total liabilities	1,412.0	1,192.1	1,280.8
TOTAL EQUITY AND LIABILITIES	3,453.0	2,853.4	2,842.5
Marine Exhaust segment
Intangible assets
Goodwill	1.8	1.8	1.8
Other intangible assets	1.1	0.9	1.1
Total intangible assets	2.9	2.7	2.9
Tangible fixed assets
Land and buildings	0.3	0.6	0.8
Prepayments on vessels			4.9
Other non-current assets under construction	4.2	4.5
Other plant and operating equipment	0.8	1.1	1.3
Total tangible fixed assets	5.3	6.2	7.0
Financial assets
Total non-current assets	8.2	8.9	9.9
Inventories	4.7	3.7	5.8
Trade receivables	3.8	5.0	5.2
Other receivables	5.1	1.7	2.2
Prepayments	0.4	4.5	2.3
Cash and cash equivalents incl. restricted cash	8.2	4.9	4.1
Current assets excl. assets held-for-sale	22.2	19.8	19.6
Total current assets	22.2	19.8	19.6
TOTAL ASSETS	30.4	28.7	29.5
EQUITY AND LIABILITIES
Total equity	10.0	9.9	6.8
Liabilities
Deferred tax liability	0.2	0.3	0.3
Borrowings	1.5	2.9	3.6
Other non-current liabilities	0.5	0.8	0.5
Total non-current liabilities	2.2	4.0	4.4
Borrowings	2.8	3.0	4.1
Trade payables	2.3	3.4	3.4
Current tax liabilities	0.4
Other liabilities	0.8	0.5	1.1
Provisions	0.6		0.3
Deferred income	11.3	7.3	9.4
Total current liabilities	18.2	14.8	18.3
Total liabilities	20.4	18.8	22.7
TOTAL EQUITY AND LIABILITIES	30.4	28.7	29.5
Total
Intangible assets
Goodwill	1.8	1.8	1.8
Other intangible assets	2.2	1.8	1.8
Total intangible assets	4.0	3.6	3.6
Tangible fixed assets
Land and buildings	4.1	5.5	5.3
Vessels and capitalized dry-docking	2,528.7	2,070.2	2,149.4
Prepayments on vessels		86.0	4.4
Other non-current assets under construction	3.9	4.2
Other plant and operating equipment	3.5	4.4	4.8
Total tangible fixed assets	2,540.2	2,170.3	2,163.9
Financial assets
Investments in joint ventures	0.1	0.1
Loan receivables	4.5	4.5	4.6
Deferred tax asset	0.3	0.4	0.3
Other investments	0.5	0.0
Total financial assets	5.4	5.0	4.9
Total non-current assets	2,549.6	2,178.9	2,172.4
Inventories	69.4	61.7	66.9
Trade receivables	244.1	211.0	226.3
Other receivables	45.4	60.5	102.8
Prepayments	12.2	15.2	12.4
Cash and cash equivalents incl. restricted cash	532.4	295.6	269.0
Current assets excl. assets held-for-sale	903.5	644.0	677.4
Assets held-for-sale	12.4	47.2	10.8
Total current assets	915.9	691.2	688.2
TOTAL ASSETS	3,465.5	2,870.1	2,860.6
EQUITY AND LIABILITIES
Total equity	2,043.7	1,666.0	1,566.3
Liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liability	2.4	3.6	4.6
Borrowings	1,083.0	886.9	856.2
Other non-current liabilities	3.5	3.0	2.9
Total non-current liabilities	1,134.1	938.7	908.9
Borrowings	175.0	172.7	297.5
Trade payables	47.4	43.0	38.5
Current tax liabilities	1.5	0.6	1.3
Other liabilities	57.1	45.2	40.5
Provisions	0.6	0.6	6.8
Deferred income	6.1	3.3	0.8
Total current liabilities	287.7	265.4	385.4
Total liabilities	1,421.8	1,204.1	1,294.3
TOTAL EQUITY AND LIABILITIES	3,465.5	2,870.1	2,860.6
Inter-segment elimination
Tangible fixed assets
Vessels and capitalized dry-docking	(17.0)	(11.5)	(10.7)
Prepayments on vessels			(0.5)
Other non-current assets under construction	(0.3)	(0.3)
Total tangible fixed assets	(17.3)	(11.8)	(11.2)
Financial assets
Total non-current assets	(17.3)	(11.8)	(11.2)
Inventories	(0.2)
Trade receivables	(0.4)	(0.2)	(0.2)
Current assets excl. assets held-for-sale	(0.6)	(0.2)	(0.2)
Total current assets	(0.6)	(0.2)	(0.2)
TOTAL ASSETS	(17.9)	(12.0)	(11.4)
EQUITY AND LIABILITIES
Total equity	(7.3)	(5.2)	(2.2)
Liabilities
Trade payables	(0.1)		(0.6)
Other liabilities	(0.3)	(0.1)
Deferred income	(10.2)	(6.7)	(8.6)
Total current liabilities	(10.6)	(6.8)	(9.2)
Total liabilities	(10.6)	(6.8)	(9.2)
TOTAL EQUITY AND LIABILITIES	$ (17.9)	$ (12.0)	$ (11.4)